Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.09208%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,367,366.03

Principal:
Principal Collections	$18,260,306.86
Prepayments in Full	$8,562,870.92
Liquidation Proceeds	$493,500.16
Recoveries	$134,302.09
Sub Total	$27,450,980.03
Collections	$29,818,346.06

Purchase Amounts:
Purchase Amounts Related to Principal	$261,271.68
Purchase Amounts Related to Interest	$1,354.64
Sub Total	$262,626.32

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,080,972.38

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,080,972.38
Servicing Fee	$429,578.59	$429,578.59	$0.00	$0.00	$29,651,393.79
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,651,393.79
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,651,393.79
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,651,393.79
Interest - Class A-3 Notes	$1,034,746.45	$1,034,746.45	$0.00	$0.00	$28,616,647.34
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$28,251,847.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,251,847.34
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$28,051,878.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,051,878.09
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$27,906,735.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,906,735.51
Regular Principal Payment	$25,260,692.73	$25,260,692.73	$0.00	$0.00	$2,646,042.78
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,646,042.78
Residual Released to Depositor	$0.00	$2,646,042.78	$0.00	$0.00	$0.00
Total		$30,080,972.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,260,692.73
Total					$25,260,692.73

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,260,692.73	$49.53	$1,034,746.45	$2.03	$26,295,439.18	$51.56
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$25,260,692.73	$16.00	$1,744,658.28	$1.10	$27,005,351.01	$17.10

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$267,031,343.21	0.5235909	$241,770,650.48	0.4740601
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$441,971,343.21	0.2799165	$416,710,650.48	0.2639180

Pool Information
Weighted Average APR	5.341%	5.382%
Weighted Average Remaining Term	34.93	34.24
Number of Receivables Outstanding	24,361	23,588
Pool Balance	$515,494,310.06	$487,529,508.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$477,335,344.23	$451,655,179.48
Pool Factor	0.2976008	0.2814564

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$35,874,329.34
Targeted Overcollateralization Amount	$70,818,858.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,818,858.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$386,851.62
(Recoveries)		86	$134,302.09
Net Loss for Current Collection Period			$252,549.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5879%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4177%
Second Prior Collection Period			0.5671%
Prior Collection Period			1.0700%
Current Collection Period			0.6043%
Four Month Average (Current and Prior Three Collection Periods)			0.6648%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,393	$14,171,627.99
(Cumulative Recoveries)			$2,223,969.25
Cumulative Net Loss for All Collection Periods			$11,947,658.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6898%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,922.12
Average Net Loss for Receivables that have experienced a Realized Loss			$4,992.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.82%	284	$8,871,433.33
61-90 Days Delinquent	0.18%	28	$872,775.42
91-120 Days Delinquent	0.05%	5	$227,492.87
Over 120 Days Delinquent	0.12%	23	$594,264.18
Total Delinquent Receivables	2.17%	340	$10,565,965.80

Repossession Inventory:
Repossessed in the Current Collection Period		12	$339,824.34
Total Repossessed Inventory		29	$991,849.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3098%
Prior Collection Period			0.2422%
Current Collection Period			0.2374%
Three Month Average			0.2631%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3476%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	31

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$2,252,457.36
2 Months Extended	84	$2,559,022.30
3+ Months Extended	30	$894,954.62

Total Receivables Extended	191	$5,706,434.28
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer